Equity - Summary of Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Beginning balance	$ 166,841,165		$ 165,924,980	$ 155,691,394
Share of profit for the year (Note 28)	1,677,941	$ 56,611	1,253,438	968,567
Exchange difference on translating foreign operations	(5,287,734)	(178,399)	(6,445,643)	(63,509)
Unrealized gain on available-for-sale financial assets	224,036	7,559	(248,599)	10,451
Defined benefit plan actuarial gains (losses)	205,344	6,928	(417,181)	(62,911)
Ending balance	201,310,187	6,791,842	166,841,165	165,924,980
Non-controlling interests [member]
Beginning balance	12,000,551	404,877	11,492,545	8,209,860
Share of profit for the year (Note 28)	1,677,941	56,611	1,253,438	968,567
Exchange difference on translating foreign operations	(334,920)	(11,300)	(601,787)	(74,968)
Unrealized gain on available-for-sale financial assets	5,763	194	1,129	3,928
Defined benefit plan actuarial gains (losses)	(13,724)	(463)	8,846	(3,440)
Non-controlling interests arising from acquisition of subsidiaries (Note 28)			42,857
Partial disposal of subsidiaries (Note 30)	(3,055)	(103)	26,436	1,712,836
Repurchase of outstanding ordinary shares of subsidiaries (Note 30)			(912,886)
Spin-off of subsidiaries				3,006
Non-controlling interest relating to outstanding vested employee share options held by the employees of subsidiaries	263,213	8,880	927,823	904,904
Non-controlling interest relating to outstanding expired employee share options	(159,200)	(5,371)
Cash dividends to non-controlling interests	(246,440)	(8,314)	(237,850)	(232,148)
Ending balance	$ 13,190,129	$ 445,011	$ 12,000,551	$ 11,492,545